Risk Management - Schedule of Maturity of Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	$ 6,071	$ 6,234	$ 4,882
Capital instruments	6,667	6,122	6,980
Derivatives	11,730	14,289	10,038
Derivatives	11,687
Deposits from Bank clients	21,616	22,507	$ 20,720
Lease liabilities	350
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	0	0
Capital instruments	594
Derivatives	1,561	2,656
Deposits from Bank clients	16,814
Lease liabilities	100
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	1,672
Capital instruments	0
Derivatives	1,982	1,956
Deposits from Bank clients	2,963
Lease liabilities	133
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	920
Capital instruments	0
Derivatives	717	1,146
Deposits from Bank clients	1,839
Lease liabilities	68
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	3,479	3,573
Capital instruments	6,073
Derivatives	7,427	$ 8,531
Deposits from Bank clients	0
Lease liabilities	$ 49